Equity - Additional Information (Detail) - CLP ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Shareholders Equity [Line Items]
Issued capital	$ 3,882,103,470	$ 3,882,103,470
Enel Chile SA [Member]
Disclosure Of Shareholders Equity [Line Items]
Issued capital	$ 3,882,103,470	$ 3,882,103,470
Number of shares outstanding	69,166,557,220	69,166,557,220
Restricted net asset value	$ 712,519,037	$ 712,519,037